COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY

                        COVA VARIABLE ANNUITY ACCOUNT ONE

                         Supplement dated March 1, 1999

This supplement should be attached to your copy of the Prospectus for the variable annuity contracts issued by Cova Financial Services Life Insurance Company and Cova Variable Annuity Account One.

1. As of the date of this supplement, the following investment portfolios are now also available in connection with your contract:

AIM VARIABLE INSURANCE FUNDS, INC.:
MANAGED BY A I M ADVISORS, INC.

         AIM V.I. Capital Appreciation
         AIM V.I. Value

TEMPLETON VARIABLE PRODUCTS SERIES FUND, CLASS 1 SHARES
MANAGED BY FRANKLIN ADVISERS, INC.

         Franklin Small Cap Investments
         Franklin Growth Investments

MANAGED BY TEMPLETON INVESTMENT COUNSEL, INC.

         Templeton International
         Templeton Stock
         Templeton Bond

2. The following supplements the information contained in the Cova Variable Annuity Account One Fee Table under the heading "Investment Portfolio Expenses":


                                                                                                             Total
                                                                                                             Annual
                                                           Management         12b-1          Other         Portfolio
                                                              Fees             Fees         Expenses        Expenses
                                                              ----             ----         --------        --------
AIM VARIABLE INSURANCE FUNDS, INC.
Managed by A I M Advisors, Inc.
  AIM V.I. Capital Appreciation (a)                           .63%              --            .05%            .68%
  AIM V.I. Value (a)                                          .62%              --            .08%            .70%
TEMPLETON VARIABLE PRODUCTS SERIES FUND,
CLASS 1 SHARES
Managed by Franklin Advisers, Inc.
  Franklin Small Cap Investments (b)                          .40%              --            .60%           1.00%
  Franklin Growth Investments (c)                             .40%              --            .60%           1.00%
Managed by Templeton Investment Counsel,
Inc.
  Templeton International (d)                                 .69%              --            .19%            .88%
  Templeton Stock (d)                                         .69%              --            .19%            .88%
  Templeton Bond                                              .50%              --            .18%            .68%

(a) A I M Advisors, Inc. ("AIM" ) may from time to time voluntarily waive or reduce its respective fees. Effective May 1, 1998, the Funds reimburse AIM in an amount up to 0.25% of the average net asset value of each Fund, for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services. Currently, the fee only applies to the average net asset value of each Fund in excess of the net asset value of each Fund as calculated on April 30, 1998.

(b) The investment manager has agreed in advance to waive management fees and make certain payments to reduce Fund expenses as necessary so that Total Annual Portfolio Expenses do not exceed 1.00% of the Fund's Class 1 net assets through 1998. The investment manager may end this arrangement at a later date. Estimated Management Fees, Other Expenses and Total Annual Portfolio Expenses before any waivers would be 0.75%, 0.60% and 1.35%, respectively.

(c) The investment manager has agreed in advance to waive management fees and make certain payments to reduce Fund expenses as necessary so that Total Annual Portfolio Expenses do not exceed 1.00% of the Fund's Class 1 net assets through 1998. The investment manager may end this arrangement at a later date. Estimated Management Fees, Other Expenses and Total Annual Portfolio Expenses before any waivers would be 0.60%, 0.60% and 1.20%, respectively.

(d) Management Fees and Total Annual Portfolio Expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. Actual Management Fees and Total Annual Portfolio Expenses before May 1, 1997 were lower.

3. The following supplements the information contained under the heading "Examples":

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

         (a) upon surrender at the end of each time period;
         (b) if the contract is not surrendered or is annuitized.

                                                                       Time Periods

                                                               1 Year             3 Years
                                                               ------             -------
AIM VARIABLE INSURANCE FUNDS, INC.
Managed by A I M Advisors, Inc.
AIM V.I. Capital Appreciation                                 (a)$72.09         (a)$113.03
                                                              (b)$22.09         (b)$ 68.03
AIM V.I. Value                                                (a)$72.29         (a)$113.63
                                                              (b)$22.29         (b)$ 68.63

TEMPLETON VARIABLE PRODUCTS SERIES FUND,
CLASS 1 SHARES
Managed by Franklin Advisers, Inc.

Franklin Small Cap Investments                                (a)$75.30         (a)$122.67
                                                              (b)$25.30         (b)$ 77.67
Franklin Growth Investments                                   (a)$75.30         (a)$122.67
                                                              (b)$25.30         (b)$ 77.67

Managed by Templeton Investment Counsel, Inc.

Templeton International                                       (a)$74.10         (a)$119.07
                                                              (b)$24.10         (b)$ 74.07
Templeton Stock                                               (a)$74.10         (a)$119.07
                                                              (b)$24.10         (b)$ 74.07
Templeton Bond                                                (a)$72.09         (a)$113.03
                                                              (b)$22.09         (b)$ 68.03

4.   The following supplements Section 4 - Investment Options:

AIM VARIABLE INSURANCE FUNDS, INC.

AIM Variable Insurance Funds, Inc. is a management investment company with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

         AIM V.I. Capital Appreciation Fund
         AIM V.I. Value Fund

TEMPLETON VARIABLE PRODUCTS SERIES FUND

Templeton Variable Products Series Fund is a mutual fund with multiple portfolios. Templeton Variable Products Series Fund issues two classes of shares
- Class 1 and Class 2. Only shares of Class 1 are available under your contract. Franklin Advisers, Inc. is the investment manager of the Franklin Growth Investments Fund and the Franklin Small Cap Investments Fund. Templeton
Investment Counsel, Inc. is the investment manager of the Templeton International Fund, the Templeton Bond Fund and the Templeton Stock Fund. The following portfolios are available under the contract:

         Franklin Small Cap Investments Fund
         Franklin Growth Investments Fund
         Templeton International Fund
         Templeton Stock Fund
         Templeton Bond Fund

5.   The following is added to Section 10 - Other Information:

Year 2000

Cova has developed and initiated plans to assure that its computer systems will function properly in the year 2000 and later years. These efforts have included receiving assurances from outside service providers that their computer systems will also function properly in this context. Included within these plans are the computer systems of the advisers and sub-advisers of the various investment portfolios underlying the Separate Account.

Although an assessment of the total cost of implementing these plans has not been completed, the total amounts to be expended are not expected to have a material effect on Cova's financial position or results of operations. Cova believes that it has taken all reasonable steps to address these potential problems. There can be no guarantee, however, that the steps taken will be adequate to avoid any adverse impact.

6.   The following supplements the performance information contained in Appendix
     B:

PART 1 AIM VARIABLE INSURANCE FUNDS, INC.
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98


                                                  Accumulation Unit Performance

                                           Column A                          Column B
                           Separate        (reflects insurance               (reflects all
                           Account         charges and                       charges and
                           Inception       portfolio expenses)               portfolio expenses)

                           Date in                     Since                            Since
Portfolio                  Portfolio       1 year      Inception          1 year        Inception
-----------               ----------       ------      ---------         -------       ----------

AIM V.I. Capital
Appreciation               1/2/98           --           12.11%            --             7.00%

AIM V.I. Value             1/2/98           --           17.65%            --            12.53%

PART 2 AIM VARIABLE INSURANCE FUNDS, INC.
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98

                           Fund Performance         Accumulation Unit Performance

                              Column A            Column B                Column C
                                                 (reflects insurance     (reflects all
                                                  charges and             charges and
                                                  portfolio expenses)     portfolio expenses)

               Portfolio
               Inception                Since                  Since                    Since
Portfolio        Date      1 yr  5 yrs Inception  1 yr  5 yrs Inception  1 yr   5 yrs Inception
----------     ---------   ----  ----   ---------  ----  ----- ---------  ----   -----   --------

AIM V.I.
Capital
Appreciation    5/5/93    18.21% 19.66%  19.48%   16.81%  18.26%  18.08%  11.71% 13.66%   17.98%

AIM V.I.
Value           5/5/93    26.33% 20.73%  21.62%   24.93%  19.33%  20.22%  19.83% 14.73%   20.12%

TEMPLETON VARIABLE PRODUCTS SERIES FUND
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98


                           Fund Performance         Accumulation Unit Performance

                              Column A            Column B                Column C
                                                 (reflects insurance     (reflects all
                                                  charges and             charges and
                                                  portfolio expenses)     portfolio expenses)

               Portfolio                10 yrs or              10 yrs or               10 yrs or
Portfolio,     Inception                since                  since                    since
Class 1 Shares Date        1 yr  5 yrs  inception  1 yr  5 yrs inception  1 yr   5 yrs  inception
-------------- ---------   ----  ----   ---------  ----  ----- ---------  ----   -----   --------

Templeton
International  5/1/92     13.95% 19.07%  16.27%   12.55% 17.67%  14.87%   7.45%  13.07%   14.77%

Templeton
Stock          8/24/88     7.88% 17.14%  13.75%    6.48% 15.74%  12.35%   6.38%  15.64%   12.25%

Templeton
Bond           8/24/88     4.80%  5.57%   7.30%    3.40%  4.17%   5.90%   3.30%   4.07%    5.80%

CL-4195 (2/99)